INCOME TAXES - Disclosure of detailed information about income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current tax expense	$ 343	$ 506
Deferred tax expense (recovery)	(3,898)	2,113
Tax expense (income)	$ (3,555)	$ 2,619